SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION

26. SHARE-BASED COMPENSATION

26.1 Share Option Plan

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31, 2013, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date. The 2004 Option Plan was amended in November 2015 to increase the maximum aggregate number of ordinary shares to 14,449,614 Shares. As of December 31, 2015, options to purchase 12,877,718 ordinary shares were outstanding and options to purchase 120,925 ordinary shares were available for future grant under the 2004 Option Plan.

Stock Options

The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	3,070,491	US$	2.41	1.03		—
Granted	1,910,000
Exercised	—
Forfeited	(302,773)	US$	4.52

Outstanding at December 31, 2015	4,677,718	US$	1.53	4.41	US$	7,577,903

Vested and expected to vest at December 31, 2015	4,677,718	US$	1.53	4.41	US$	7,577,903

Exercisable at December 31, 2015	3,085,410	US$	1.53	4.42	US$	4,998,364

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was US$119,624, US$21,701 and nil for year ended December 31, 2013, 2014 and 2015, respectively.

The weighted-average grant-date fair value of options granted during the years 2013 and 2015 was US$0.99 and US$0.65, respectively. No options were granted during 2014. The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

	For the year ended December 31, 2013		For the year ended December 31, 2015
Risk-free interest rate		0.35%		1.22%
Expected life (years)		3.25		3.35
Expected dividend yield		0		0
Volatility		59.39%		59.74%
Fair value of options at grant date	US$	0.99	US$	0.65

On November 17, 2015, The Group granted three tranches of share options to certain directors, officers and key employees totaling 8,200,000 shares with predetermined market conditions as summarized below:

Options	Target Price (US$)	Number of Options Vesting
Tranche I	2.6	4,555,556
Tranche II	5.2	2,733,334
Tranche III	7.8	911,110

Total		8,200,000

Of these share options granted, 7,000,000 options is subject only to the predetermined market condition and will vest immediately when the Company’s ADS stock price reaches the respective target stock prices as noted above (“Predetermined Market Condition”). The Vesting of the remaining 1,200,000 options are subject to a 3 year service period in addition to Predetermined Market Condition.

Activities relating to share options subject to with only Predetermined Market Condition are summarized as follows:

	Number of Options	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	—					—
Granted	7,000,000	US$	1.53
Exercised	—
Forfeited	—

Outstanding at December 31, 2015	7,000,000	US$	1.53	4.88	US$	11,340,000

Vested and expected to vest at December 31, 2015	7,000,000	US$	1.53	4.88	US$	11,340,000

Exercisable at December 31, 2015	3,888,889	US$	1.53	4.88	US$	6,300,000

The weighted-average grant-date fair value of options granted with only Predetermined Market Condition during the year 2015 was US$0.69, US$0.68, US$0.60 for Tranche I,II and III, respectively. The fair values for these shares options is calculated using the Monte Carlo Simulation mode with the key following assumption:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.69

The share options subject to both Predetermined Market Condition and service conditions are as followed:

	Number of Options	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	—					—
Granted:	1,200,000	US$	1.53			—
Exercised
Forfeited	—

Outstanding at December 31, 2015	1,200,000	US$	1.53	4.88	US$	1,944,000

Vested and expected to vest at December 31, 2015	1,200,000	US$	1.53	4.88	US$	1,944,000

Exercisable at December 31, 2015	18,530	US$	1.53	4.88	US$	30,019

The weighted-average grant-date fair value of options granted with multiple conditions during the year 2015 was US$0.71, US$0.68, US$0.60 for Tranche I,II and III, respectively. The fair values of the awards that are based on the market condition were calculated using the Monte Carlo Simulation mode with the key following assumption:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.71

Modification of Share-Based Awards

On April 22, 2013, the Company modified the exercise prices of share options granted to 234 directors, officers and employees granted to US$2.41 per share, which was the market price on the date of modification. The original exercise price of the modified options ranged from US$7.36 to US$4.78.

On June 13, 2015, the company extended the expiration dates of the stock options granted to 25 directors, officers and employees, with expirations dates of August 26, 2015 and December 10, 2015 to August 26, 2020, and the exercise price of these share options was also reduced to US$1.78 which was the closing sale price on June 12, 2015.

On November 17, 2015, the Company modified the exercise prices of share options granted to 15 directors, officers and employees to US$1.53 per share, the closing price of the last trading day. The original exercise price of the modified options ranged from US$1.78 to US$2.41.

During 2013, 2014 and 2015, as a result of these modifications, the Group recognized incremental compensation cost of RMB3.8 million (US$0.6 million), RMB0.9 million (US$0.2 million) and RMB11.8 million (US$1.8 million) respectively upon modification for the vested portion.

The fair value of options, of which exercise prices were modified in April 2013, June 2015 and November 2015, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2013		For the year ended December 31, 2015
Risk-free interest rate		0.09%-0.24%		0.50%-1.12%
Expected remaining life (years)		0.57-2.20		1.32-2.61
Expected dividend yield		0		0
Volatility		36%-65%		64%-71%
Fair value of incremental cost	US$	0.16-US$0.43	US$	0.21-US$0.73

Share-Based Compensation

For the years ended December 31, 2013, 2014 and 2015, the Company recorded share-based compensation of RMB16.7 million, RMB0.1 million and RMB32.0 million (US$4.9 million), respectively, for options granted to the Company’s employees and directors, including incremental compensation cost due to the modification of the option exercise prices in April 2013, June 2015 and November 2015.

As of December 31, 2015, there was approximately RMB25.4 million (US$3.9 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options. This cost is expected to be recognized over a weighted-average period of 3.81 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

26.2 Ordinary shares granted to Incsight Limited (“Incsight”)

Incsight is a company incorporated in the British Virgin Islands and wholly owned by Mr. Jun Zhu. On December 8, 2010, as approved by the Board of Directors, the Company granted 1,500,000 ordinary shares to Incsight, subject to performance conditions, of which 500,000 shares granted will vest when the Group achieves breakeven and 1,000,000 shares will vest when the Group’s cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which the Group breaks even. The ordinary shares granted are not entitled to receive dividends until vested. The Board considered the grant of ordinary shares as an incentive to retain Mr. Zhu’s services with the Group. The awarded non-vested shares would be valid for five years from December 8, 2010. For the quarter ended September 30, 2014, the Group achieved breakeven. It is considered probable the performance targets will be met for the total of 1,500,000 ordinary shares. The fair value of the granted non-vested shares was US$6.48 per share, the market price on the date of grant. On December 7, 2015, 500,000 shares granted to Incsight Limited were vested. The awarded non-vested shares would be valid for additional three years and expired on December 7, 2018. The Group recorded share-based compensation of RMB7.6 million, RMB2.2 million and RMB1.2million (US$0.2 million) for the years ended December 31, 2013, 2014 and 2015, respectively. The following table reflected the activity of non-vested shares for the year ended December 31, 2015:

	Number of Options	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2015	1,500,000	US$	6.48
Granted	—		—
Forfeited	—		—
Vested	(500,000)	US$	6.48

Non-vested at December 31, 2015	1,000,000	US$	6.48

26.3 Ordinary shares granted to non-executive directors

In May 2011, the Board of Directors granted 30,000 ordinary shares to each of the Group’s four non-executive directors, of which 10,000 ordinary shares vest for each director on July 1 of each year from 2011 to 2013 so long as such directors continue their services during the period. An aggregate of 40,000 ordinary shares vested in July 2011, 2012 and 2013, respectively. The fair value of the shares granted was US$6.03 per share, being the market price on the date of the grant. The Group recorded share-based compensation of RMB0.4 million, nil and nil for the year ended December 31, 2013, 2014 and 2015, respectively.

26.4 Stock options and ordinary shares granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock option to purchase common stock or restricted stock. As of December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September, 2011, Red 5 further increased the number of common stocks reserved to 22,855,591 shares. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2015, Red 5 granted a total of 38,191,879 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2015, option to purchase 10,649,893 shares of common stock were outstanding and options to purchase 10,301,444 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted- Average Exercise Price per Option		Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	5,550,357	US$	0.122	2.61	US$	1,133,349
Granted	9,228,621
Exercised	(300,000)	US$	0.045		US$	1,200
Forfeited	(3,829,085)	US$	0.120
Outstanding at December 31, 2015	10,649,893	US$	0.061	4.73		Nil

Vested and expected to vest at December 31, 2015	10,649,893	US$	0.061	4.73		Nil

Exercisable at December 31, 2015	3,422,692	US$	0.087	3.67		Nil

The option’s intrinsic value was calculated by the excess of the estimated fair value of Red 5’s common shares, which was determined by the company with the assistance of an independent valuation firm.

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the year ended December 31, 2013, 2014 and 2015 were US$14,762, US$162,279 and US$1,200, respectively.

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	0.78%-5.00%
Expected life (years)	4.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

In September 2012, Red 5 granted 6,122,435 shares of restricted common stock to two directors of Red 5 including Mr. Zhu for their services to Red 5. Of these shares, 60% were vested on the grant date. The remaining shares shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to Red 5 over the 36-month period measured from the grant date.The following table reflected the activity of non-vested shares for the year ended December 31, 2015:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested at January 1, 2015	612,244	US$	0.01193
Granted	—
Forfeited	—
Vested	(612,244)	US$	0.01193

Non-vested at December 31, 2015	—	US$	0.01193

Red 5 recorded share-based compensation of RMB3.8 million, RMB1.0 million and RMB0.8 million (US$0.1million) for options and shares of restricted common stock granted for the year ended December 31, 2013, 2014 and 2015, respectively. The share-based payment awards were recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2015, there was approximately RMB0.8 million (US$0.1million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to Red 5 grantees. This cost is expected to be recognized over 3.2 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

26.5 Non-vested equity interest of Jiushi granted to employees

In July 2011, the Group granted 20% equity interest of the newly established Jiushi to two employees as an incentive to retain these two employees’ services, which they will earn over three-year period. The fair value of the granted equity interest was estimated to be RMB2.2 million. The Group recorded share-based compensation of RMB0.7 million, RMB0.4 million and nil for the years ended December 31, 2013, 2014 and 2015, respectively.